Portfolio of Investments (unaudited)
As of June 30, 2025
abrdn Healthcare Investors

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—7.8%
Biotechnology—4.7%
Abcuro, Inc. Series B	532,816	$ 2,925,000
Abcuro, Inc. Series C1	117,926	712,120
Arbor Biotechnologies, Inc. Series B, 8.00%	82,076	1,359,999
Arbor Biotechnologies, Inc. Series C, 8.00%	827,250	3,399,997
Arkuda Therapeutics, Inc. Series A, 6.00%(d)	2,353,932	927,449
Arkuda Therapeutics, Inc. Series B, 6.00%(d)	1,044,322	366,244
Atalanta Therapeutics Series B	1,777,778	3,200,000
Aviceda Therapeutics Series C	86,599	498,793
Flamingo Therapeutics, Inc. Series A3	243,458	112,361
Glycomine, Inc. Series C, 8.00%	6,584,840	3,950,904
Hotspot Therapeutics, Inc. Series B, 6.00%	2,875,000	6,900,000
Hotspot Therapeutics, Inc. Series C, 6.00%	632,394	2,049,526
Incendia Therapeutics, Inc. Series A	1,769,383	3,399,993
Priothera Co. Ltd. Series A, 6.00%(d)	346,666	41
Quell Therapeutics Ltd. Series B(e)	1,798,941	3,739,998
Recode Therapeutics, Inc. Series B, 5.00%	331,413	3,060,003
Seismic Therapeutics, Inc. Series B	647,722	2,924,983
Third Arc Bio, Inc. Series A, 8.00%	1,853,436	3,900,000
		43,427,411
Health Care Equipment & Supplies—0.0%
IO Light Holdinigs, Inc. Series A2	421,634	42
Pharmaceuticals—3.1%
Biotheryx, Inc. Series E, 8.00%	1,295,238	556,305
Curasen Therapeutics, Inc. Series A(d)	21,114,774	10,124,534
Curasen Therapeutics, Inc. Series B(d)	3,219,587	1,543,792
Endeavor Biomedicines, Inc. Series B, 8.00%	657,322	4,288,763
Endeavor Biomedicines, Inc. Series C, 8.00%	121,377	791,936
Engrail Therapeutics, Inc. Series B, 8.00%	4,768,649	5,049,999
HiberCell, Inc. Series B	2,773,472	1,115,768
HiberCell, Inc. Series C	1,529,261	708,966
Nuvig Therapeutics, Inc. Series B	1,644,892	1,724,998
Qlaris Bio, Inc. Series B	4,394,904	3,450,000
		29,355,061
Total Convertible Preferred Stocks		72,782,514
Convertible Notes(a),(b),(c)—0.3%
Biotechnology—0.2%
Hotspot Therapeutics, Inc., 6.00%, 04/10/26	$720,872	720,872
Incendia Therapeutics, Inc., 8.00%, 04/18/26	1,569,230	1,569,230
		2,290,102
Pharmaceuticals—0.1%
HiberCell, Inc., 10.00%, 12/31/25	439,002	439,002
Total Convertible Notes		2,729,104
Common Stocks—88.9%
Biotechnology—58.9%
AbbVie, Inc.(f)	56,238	10,438,898
Akero Therapeutics, Inc.(b),(f)	242,032	12,914,827
Alkermes PLC(b),(e),(f)	104,890	3,000,903
Alnylam Pharmaceuticals, Inc.(b),(f)	97,338	31,740,948
Amgen, Inc.	130,655	36,480,183
Arcutis Biotherapeutics, Inc.(b)	456,927	6,406,117
Argenx SE, ADR(b),(f)	37,733	20,799,184
Arrowhead Pharmaceuticals, Inc.(b),(f)	420,498	6,643,868
	Shares or Principal Amount	Value

ARS Pharmaceuticals, Inc.(b)	583,989	$ 10,190,608
Ascendis Pharma AS, ADR(b),(f)	70,399	12,150,867
Avidity Biosciences, Inc.(b)	141,554	4,020,134
BioMarin Pharmaceutical, Inc.(b)	481,946	26,492,572
BioNTech SE, ADR(b),(f)	211,403	22,508,077
Caris Life Sciences, Inc.(b)	47,136	1,259,474
Chinook Therapeutics, Inc. CVR(a),(b),(c)	91,800	29,376
Cidara Therapeutics, Inc.(b)	179,902	8,763,026
Crinetics Pharmaceuticals, Inc.(b)	167,939	4,829,926
Cytokinetics, Inc.(b),(f)	404,019	13,348,788
Denali Therapeutics, Inc.(b)	521,568	7,296,736
Galera Therapeutics, Inc.(b)	296,462	8,064
Geron Corp.(b)	4,628,089	6,525,605
Gilead Sciences, Inc.	240,542	26,668,892
GRAIL, Inc.(b)	143,786	7,393,476
Halozyme Therapeutics, Inc.(b)	47,293	2,460,182
Ideaya Biosciences, Inc.(b)	286,579	6,023,891
I-Mab, ADR(b)	53,885	130,402
Immunic, Inc.(b)	4,738,771	3,305,293
Immunovant, Inc.(b)	556,610	8,905,760
Insmed, Inc.(b)	184,388	18,556,808
Ionis Pharmaceuticals, Inc.(b)	227,536	8,989,947
Janux Therapeutics, Inc.(b)	195,207	4,509,282
Krystal Biotech, Inc.(b)	51,650	7,099,809
Merus NV(b)	83,473	4,390,680
Mural Oncology PLC(b),(e)	17,390	42,953
Neurocrine Biosciences, Inc.(b)	68,861	8,655,139
Newamsterdam Pharma Co. NV(b)	305,325	5,529,436
Novavax, Inc.(b)	37,188	234,284
Nuvalent, Inc., Class A(b)	42,867	3,270,752
Praxis Precision Medicines, Inc.(b)	150,527	6,329,660
Pyxis Oncology, Inc.(b)	626,637	689,301
Rallybio Corp.(b)	755,076	255,216
Regeneron Pharmaceuticals, Inc.	69,964	36,731,100
Rhythm Pharmaceuticals, Inc.(b)	43,432	2,744,468
Sarepta Therapeutics, Inc.(b),(f)	519,602	8,885,194
Sera Prognostics, Inc., Class A(b)	1,093,390	3,028,690
Sionna Therapeutics, Inc.(b)	661,270	11,473,034
Summit Therapeutics, Inc.(b)	745,674	15,867,943
Sutro Biopharma, Inc.(b)	69,389	49,537
Travere Therapeutics, Inc.(b)	621,411	9,196,883
TScan Therapeutics, Inc.(b)	498,008	722,112
Twist Bioscience Corp.(b)	108,675	3,998,153
Ultragenyx Pharmaceutical, Inc.(b)	324,294	11,791,330
uniQure NV(b),(e),(f)	1,418,629	19,775,688
Vaxcyte, Inc.(b)	288,795	9,388,725
Vericel Corp.(b)	89,714	3,817,331
Vertex Pharmaceuticals, Inc.(b)	57,319	25,518,419
Vir Biotechnology, Inc.(b)	695,055	3,503,077
Xencor, Inc.(b)	300,730	2,363,738
Xenon Pharmaceuticals, Inc.(b)	327,962	10,265,211
		548,409,977
Health Care Equipment & Supplies—8.3%
Abbott Laboratories(f)	153,748	20,911,265
Becton Dickinson & Co.(f)	61,036	10,513,451
Boston Scientific Corp.(b)	10,536	1,131,672
Dexcom, Inc.(b)	43,202	3,771,103
Inspire Medical Systems, Inc.(b)	88,339	11,463,752

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2025
abrdn Healthcare Investors

	Shares or Principal Amount	Value
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Insulet Corp.(b)	10,114	$ 3,177,616
Intuitive Surgical, Inc.(b)	18,505	10,055,802
Medtronic PLC(e)	151,545	13,210,178
Tandem Diabetes Care, Inc.(b)	170,194	3,172,416
Willow Laboratories, Inc.(a),(b),(c)	160,000	16
		77,407,271
Health Care Providers & Services—6.0%
Acadia Healthcare Co., Inc.(b)	116,197	2,636,510
Elevance Health, Inc.	13,220	5,142,051
GeneDx Holdings Corp.(b)	55,351	5,109,451
Guardant Health, Inc.(b)	114,575	5,962,483
Humana, Inc.	15,117	3,695,804
McKesson Corp.	2,045	1,498,535
Molina Healthcare, Inc.(b)	10,656	3,174,423
Tenet Healthcare Corp.(b)	19,579	3,445,904
UnitedHealth Group, Inc.	81,724	25,495,436
		56,160,597
Life Sciences Tools & Services—6.0%
Adaptive Biotechnologies Corp.(b),(f)	649,430	7,565,860
Codexis, Inc.(b)	2,528,275	6,168,991
Danaher Corp.	53,847	10,636,936
Illumina, Inc.(b)	143,240	13,666,528
Personalis, Inc.(b)	879,799	5,771,481
Tempus AI, Inc.(b)	140,346	8,917,585
Thermo Fisher Scientific, Inc.	7,923	3,212,460
		55,939,841
Pharmaceuticals—9.7%
Amylyx Pharmaceuticals, Inc.(b)	518,438	3,323,187
AstraZeneca PLC, ADR	114,076	7,971,631
Axsome Therapeutics, Inc.(b),(f)	46,864	4,892,133
Bristol-Myers Squibb Co.	12,061	558,304
Edgewise Therapeutics, Inc.(b)	290,270	3,805,440
Eli Lilly & Co.	38,079	29,683,723
EyePoint Pharmaceuticals, Inc.(b)	675,209	6,353,717
Fusion Pharmaceuticals, Inc. CVR(a),(b),(c),(e)	7,593	10,478
LENZ Therapeutics, Inc.(b)	52,621	1,542,321
Merck & Co., Inc.(f)	103,679	8,207,230
Oculis Holding AG(b),(e)	407,012	7,900,103
Spectrum Pharmaceuticals, Inc. CVR(a),(b),(c)	79,790	0
Structure Therapeutics, Inc., ADR(b)	277,529	5,755,951
Tetraphase Pharmaceuticals, Inc. CVR(a),(b),(c)	28,747	575
Teva Pharmaceutical Industries Ltd., ADR(b)	121,629	2,038,502
Zoetis, Inc.	54,317	8,470,736
		90,514,031
Total Common Stocks		828,431,717
Warrants(b)—0.4%
Biotechnology—0.4%
Immunic, Inc.	15,741,735	3,659,964
	Shares or Principal Amount	Value

Pharmaceuticals(a),(c)—0.0%
HiberCell, Inc.(expiration date 09/15/28, exercise price $0.46)	1,529,261	$ 2
HiberCell, Inc.(expiration date 09/13/34, exercise price $0.08)	5,487,525	5
		7
Total Warrants		3,659,971
Short-Term Investment—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(g)	9,964,912	9,964,912
Total Short-Term Investment		9,964,912
Total Investments Before Milestone Interests—98.7% (Cost $902,560,740)		919,901,018
	Interests	Value
Milestone Interests(a),(b),(c)—2.2%
Biotechnology—0.4%
Amphivena Milestone Interest	1	$ 0
Invetx, Inc. Milestone Interest	1	3,167,208
		3,167,208
Pharmaceuticals—1.8%
Afferent Milestone Interest	1	0
Amolyt Milestone Interest	1	1,337,540
Ethismos Research Milestone Interest	1	0
Neurovance Milestone Interest	1	15,777,521
		17,115,061
Total Milestone Interests		20,282,269
Total Investments (Cost $909,291,779)—100.9%		940,183,287
Liabilities in Excess of Other Assets (0.9%)		(8,012,866)
Net Assets—100.0%		$932,170,421

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Affiliated issuers in which the Fund holds 5% or more of the voting securities .
(e)	Foreign security.
(f)	A portion of security is pledged as collateral for call options written.
(g)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2025.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2025
abrdn Healthcare Investors

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—0.0%
Call Options Written—0.0%
Abbott Laboratories Jul25 140 Call	266	(3,724,000)	(33,250)
AbbVie, Inc. Jul25 187.5 Call	100	(1,875,000)	(18,100)
Adaptive Biotechnologies Corp. Jul25 12.5 Call	746	(932,500)	(24,618)
Akero Therapeutics, Inc. Jul25 62.5 Call	224	(1,400,000)	(26,656)
Alkermes PLC Jul25 29 Call	322	(933,800)	(25,760)
Alnylam Pharmaceuticals, Inc. Jul25 330 Call	42	(1,386,000)	(31,500)
Argenx SE Jul25 570 Call	25	(1,425,000)	(15,750)
Arrowhead Pharmaceuticals, Inc. Jul25 17 Call	549	(933,300)	(13,725)
Ascendis Pharma AS Jul25 180 Call	52	(936,000)	(13,520)
Axsome Therapeutics, Inc. Jul25 110 Call	85	(935,000)	(9,350)
Becton Dickinson & Co. Jul25 175 Call	80	(1,400,000)	(23,120)
BioNTech SE Jul25 115 Call	119	(1,368,500)	(11,305)
Cytokinetics, Inc. Jul25 35 Call	262	(917,000)	(20,960)
Merck & Co., Inc. Jul25 80 Call	117	(936,000)	(10,530)
Sarepta Therapeutics, Inc. Jul25 25 Call	916	(2,290,000)	(13,740)
uniQure NV Jul25 15 Call	622	(933,000)	(37,320)
Total Call Options Written (Premiums received $(435,581))			(329,204)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of a privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as
4

Notes to Portfolio of Investments  (concluded)
June 30, 2025 (unaudited)

determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
5